DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2017	2016
Vessels and equipment, net,	2,041,679	1,476,889